Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep. 29, 2015
Inst | Fidelity Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock	Supplement to the
Spartan Real Estate Index Fund
Institutional Class
September 29, 2015
Prospectus

Effective June 14, 2016, Spartan Real Estate Index Fund will be renamed Fidelity® Real Estate Index Fund.

Effective July 1, 2016, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.07%
Distribution and/or Service (12b-1) fees	None
Other expensesA	0.00%
Total annual operating expenses	0.07%

A Adjusted to reflect current fees.

1 year	$ 7
3 years	$ 23
5 years	$ 40
10 years	$ 90